17. Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments And Financial Risk Management Tables Abstract
Financial instruments
	2018 $	2017 $
Financial assets
Cash and cash equivalents	195,601	387,840
Receivables (Current)	—	6,134
Financial liabilities
Trade and other payables	20,720	21,072

Credit risk
	2018 $	2017 $
Cash and Cash Equivalents
Counterparties with external credit rating (Standard and Poors)
A-1+ (Australian)	189,836	358,974
P-2 (Malaysia)	5,765	28,866
	195,601	387,840
Receivables
Counterparties without external credit rating
Group 1	—	6,134

Liquidity risk
			Weighted Average Interest Rate
	2018	2017	2018	2017
	$	$	%	%
Financial Assets:
Cash and cash equivalents	195,601	387,840	1.02	1.28
Loans and Receivables	—	6,134	—	—
	195,601	393,974

Current liabilities	204,605	204,957